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                                JOHN HANCOCK
--------------------------------------------------------------------------------


Prospectus 10.1.03              Income funds


                                Bond Fund

                                Government Income Fund

                                High Income Fund

                                High Yield Bond Fund


                                Investment Grade Bond Fund


                                Strategic Income Fund


     [LOGO] (R)
------------------
JOHN HANCOCK FUNDS

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

A fund-by-fund summary                 Bond Fund                               4
of goals, strategies, risks,
performance and expenses.              Government Income Fund                  6

                                       High Income Fund                        8

                                       High Yield Bond Fund                   10

                                       Investment Grade Bond Fund             12

                                       Strategic Income Fund                  14


Policies and instructions for          Your account
opening, maintaining and
closing an account in any              Choosing a share class                 16
income fund.                           How sales charges are calculated       16
                                       Sales charge reductions and waivers    17
                                       Opening an account                     18
                                       Buying shares                          19
                                       Selling shares                         20
                                       Transaction policies                   22
                                       Dividends and account policies         22
                                       Additional investor services           23

Further information on the             Fund details
income funds.
                                       Business structure                     24
                                       Management biographies                 25
                                       Financial highlights                   26

                                       For more information           back cover

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK INCOME FUNDS

These funds seek current income without sacrificing total return. Some of the funds also invest for stability of principal. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  are seeking a regular stream of income
o  want to diversify their portfolios
o are seeking a mutual fund for the income portion of an asset allocation portfolio
o  are retired or nearing retirement

Income funds may NOT be appropriate if you:

o  are investing for maximum return over a long time horizon
o  require absolute stability of your principal

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM


All John Hancock income funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and as of June 30, 2003, managed approximately $27 billion in assets.



FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Bond Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks to generate a high level of current income consistent with prudent investment risk. In pursuing this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of bonds. These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Most of these securities are investment grade, although the fund may invest up to 25% of assets in high yield bonds rated as low as CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.


In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of all quality levels and maturities from many different issuers, potentially including U.S. dollar-denominated securities of foreign governments and corporations.

The fund intends to keep its exposure to interest rate movements generally in line with those of its peers. The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

Under normal circumstances, the fund may not invest more than 10% of assets in cash or cash equivalents.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a) broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2003 return as of 6-30-03: 6.54%


Best quarter: Q2 '95, 6.57%
Worst quarter: Q1 '94, -2.71%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government/Credit Bond Index, an unmanaged index of U.S. government, U.S. corporate and Yankee bonds.




------------------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
------------------------------------------------------------------------------------------
 1993      1994      1995     1996     1997     1998      1999      2000     2001     2002
11.69%    -2.75%    19.46%    4.05%    9.66%    7.50%    -1.36%    10.39%    7.12%    7.36%

----------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
----------------------------------------------------------------------------------------------
                                                1 year    5 year   10 year   Life of   Life of
                                                                             Class B   Class C
Class A before tax                               2.50%     5.15%     6.65%        --        --
Class A after tax on distributions               0.35%     2.61%     3.71%        --        --
Class A after tax on distributions, with sale    1.47%     2.81%     3.80%        --        --
Class B before tax (began 11-23-93)              1.61%     5.08%        --     6.01%        --
Class C before tax (began 10-1-98)               4.55%        --        --        --     4.38%
----------------------------------------------------------------------------------------------
Lehman Brothers Government/Credit Bond Index    11.04%     7.62%     7.61%     7.22%     6.60%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Junk bonds and foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)             Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                       4.50%       5.00%       2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                          4.50%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                 none(2)     5.00%       1.00%


--------------------------------------------------------------------------------
Annual operating expenses                       Class A     Class B     Class C
--------------------------------------------------------------------------------
Management fee                                    0.50%       0.50%       0.50%
Distribution and service (12b-1) fees             0.30%       1.00%       1.00%
Other expenses                                    0.32%       0.32%       0.32%
Total fund operating expenses                     1.12%       1.82%       1.82%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                            Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                               $559        $790      $1,039       $1,752
Class B with redemption               $685        $873      $1,185       $1,954
Class B without redemption            $185        $573        $985       $1,954
Class C with redemption               $382        $667      $1,075       $2,216
Class C without redemption            $283        $667      $1,075       $2,216


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 2002

Howard C. Greene, CFA
Joined fund team in 2002

Benjamin A. Matthews
Joined fund team in 1995

See page 25 for the management biographies.


FUND CODES

Class A       Ticker                JHNBX
              CUSIP                 410223101
              Newspaper             BondA
              SEC number            811-2402
              JH fund number        21

Class B       Ticker                JHBBX
              CUSIP                 410223309
              Newspaper             BondB
              SEC number            811-2402
              JH fund number        121

Class C       Ticker                JHCBX
              CUSIP                 410223200
              Newspaper             --
              SEC number            811-2402
              JH fund number        521

Government Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. government and agency securities. There is no limit on the fund's average maturity.

The fund may invest in higher-risk securities, including U.S.-dollar-denominated foreign government securities and asset-backed securities. It may also invest up to 10% of assets in foreign governmental high yield securities (junk bonds) rated as low as B and their unrated equivalents.

In managing the fund's portfolio, the managers consider interest rate trends to determine which types of bonds to emphasize at a given time. The fund typically favors mortgage-related securities when it anticipates that interest rates will be relatively stable, and favors U.S. Treasuries at other times. Because high yield bonds often respond to market movements differently from U.S. government bonds, the fund may use them to manage volatility.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes, securities or currencies).

In abnormal circumstances, the fund may temporarily invest extensively in high-quality short-term securities. In these and other cases, the fund might not achieve its goal.


The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a) broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns


2003 return as of 6-30-03: 2.49%


Best quarter: Q2 '95, 6.40%
Worst quarter: Q1 '94, -3.52%

After-tax returns
After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Government Bond Index, an unmanaged index of U.S. Treasury and government agency bonds.


------------------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
------------------------------------------------------------------------------------------
1993      1994      1995     1996     1997     1998      1999      2000     2001     2002
7.64%    -5.27%    17.74%    1.29%    8.67%    7.96%    -3.15%    11.35%    5.88%    9.45%

------------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------------------
                                                      1 year     5 year    10 year   Life of   Life of
                                                                                     Class A   Class C
Class A before tax (began 9-30-94)                     5.33%      5.96%         --     7.16%        --
Class B before tax                                     4.45%      5.85%      6.11%        --        --
Class B after tax on distributions                     2.72%      3.70%      3.58%        --        --
Class B after tax on distributions, with sale          2.68%      3.58%      3.58%        --        --
Class C before tax (began 4-1-99)                      7.39%         --         --        --     6.29%
------------------------------------------------------------------------------------------------------
Lehman Brothers Government Bond Index                 11.50%      7.77%      7.56%     8.39%     8.24%

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Junk bonds and foreign securities could make the fund more sensitive to market or economic shifts in the U.S. and abroad.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

Any governmental guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)               Class A    Class B    Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                         4.50%      5.00%       2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                            4.50%      none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                   none(2)    5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                         Class A    Class B    Class C
--------------------------------------------------------------------------------
Management fee                                      0.63%      0.63%       0.63%
Distribution and service (12b-1) fees               0.25%      1.00%       1.00%
Other expenses                                      0.29%      0.29%       0.29%
Total fund operating expenses                       1.17%      1.92%       1.92%


Management fee reduction (at least until 9/30/04)   0.08%      0.08%       0.08%
Net annual operating expenses                       1.09%      1.84%       1.84%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                            Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
Class A                               $556        $797      $1,057       $1,800
Class B with redemption               $687        $895      $1,229       $2,042
Class B without redemption            $187        $595      $1,029       $2,042
Class C with redemption               $384        $689      $1,119       $2,314
Class C without redemption            $285        $689      $1,119       $2,314


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS



Dawn M. Baillie
Joined fund team in 1998

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 25 for the management biographies.


FUND CODES

Class A       Ticker                JHGIX
              CUSIP                 41014P854
              Newspaper             GvIncA
              SEC number            811-3006
              JH fund number        56

Class B       Ticker                TSGIX
              CUSIP                 41014P847
              Newspaper             GvIncB
              SEC number            811-3006
              JH fund number        156

Class C       Ticker                TCGIX
              CUSIP                 41014P797
              Newspaper             --
              SEC number            811-3006
              JH fund number        556

High Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks high current income. In pursuing this goal, the fund normally invests at least 80% of its assets in U.S. and foreign bonds and other debt securities rated BBB/Baa or lower and their unrated equivalents. The fund may invest up to 30% of assets in high yield bonds rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.

In managing the fund's portfolio, the managers concentrate on industry allocation and debt security selection.

In choosing individual debt securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The managers look at bonds of many different issuers, including foreign government and corporate debt securities from developed and emerging markets.

The fund may invest up to 15% of assets in non-U.S.-dollar-denominated securities. The fund may also use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted and illiquid securities.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.


================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows the fund's calendar year total return, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns
2003 return as of 6-30-03: 11.62%
Best quarter: Q4 '01, 7.13%
Worst quarter: Q2 '02, -2.80%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                                                                        2002
                                                                       1.58%

---------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
---------------------------------------------------------------------------------------------
                                                    1 year    Life of     Life of     Life of
                                                              Class A     Class B     Class C
Class A before tax (began 3-1-01)                   -3.03%      1.38%          --          --
Class A after tax on distributions                  -6.18%     -1.83%          --          --
Class A after tax on distributions, with sale       -1.90%     -0.46%          --          --
Class B before tax (began 3-1-01)                   -3.72%         --       1.31%          --
Class C before tax (began 3-1-01)                   -0.99%         --          --       2.72%
---------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index            -1.89%     -2.78%      -2.80%      -2.80%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rate and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)            Class A     Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                      4.50%       5.00%        2.00%
Maximum sales charge (load) on purchases
as a % of purchase price                         4.50%       none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                none(2)     5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                      Class A     Class B      Class C
--------------------------------------------------------------------------------
Management fee                                   0.65%       0.65%        0.65%
Distribution and service (12b-1) fees            0.30%       1.00%        1.00%
Other expenses                                   0.78%       0.78%        0.78%
Total fund operating expenses                    1.73%       2.43%        2.43%
Expense reimbursement (at least until 9-30-04)   0.42%       0.42%        0.42%
Net annual operating expenses                    1.31%       2.01%        2.01%


The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                               Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                  $577       $931     $1,309      $2,366
Class B with redemption                  $704     $1,017     $1,458      $2,561
Class B without redemption               $204       $717     $1,258      $2,561
Class C with redemption                  $401       $810     $1,345      $2,807
Class C without redemption               $302       $810     $1,345      $2,807


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 2001

Daniel S. Janis, III
Joined fund team in 2001

See page 25 for the management biographies.


FUND CODES
Class A       Ticker                JAHIX
              CUSIP                 410227870
              Newspaper             --
              SEC number            811-4651
              JH fund number        72

Class B       Ticker                JBHIX
              CUSIP                 410227862
              Newspaper             --
              SEC number            811-4651
              JH fund number        172

Class C       Ticker                JCHIX
              CUSIP                 410227854
              Newspaper             --
              SEC number            811-4651
              JH fund number        572

High Yield Bond Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks high current income. Capital appreciation is a secondary goal. In pursuing these goals, the fund normally invests at least 80% of its assets in U.S. and foreign high yield bonds and other debt securities rated BB/Ba or lower and their unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred securities, and domestic and foreign government obligations. The fund may invest up to 30% of assets in high yield securities rated CC/Ca and their unrated equivalents. There is no limit on the fund's average maturity.


In managing the fund's portfolio, the manager concentrates on industry allocation and securities selection: deciding which types of industries to emphasize at a given time, and then which individual bonds to buy. The manager uses top-down analysis to determine which industries may benefit from current and future changes in the economy.

In choosing individual securities, the manager uses bottom-up research to find securities that appear comparatively undervalued. The manager looks at the financial condition of the issuers as well as the collateralization and other features of the securities themselves. The fund typically invests in a broad range of industries.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 20% of its assets in U.S. and foreign common stocks of companies of any size.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class B, total returns


2003 return as of 6-30-03: 22.06%


Best quarter: Q1 '93, 8.90%
Worst quarter: Q3 '98, -18.05%

After-tax returns
After-tax returns are shown for Class B shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.




---------------------------------------------------------------------------------------
Class B calendar year total returns (without sales charges)
---------------------------------------------------------------------------------------
 1993     1994     1995     1996     1997      1998     1999     2000    2001     2002
21.39%   -6.06%   14.62%   15.12%   16.88%   -11.88%   10.08%   -8.09%   0.05%   -0.32%

-------------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
-------------------------------------------------------------------------------------------------
                                                1 year    5 year    10 year    Life of    Life of
                                                                               Class A    Class C
Class A before tax (began 6-30-93)              -4.11%    -2.49%         --      3.67%         --
Class B before tax                              -4.79%    -2.55%      4.73%         --         --
Class B after tax on distributions              -8.86%    -6.64%      0.52%         --         --
Class B after tax on distributions, with sale   -2.94%    -3.82%      1.82%         --         --
Class C before tax (began 5-1-98)               -2.27%        --         --         --     -4.32%
-------------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master II Index        -1.89%     0.52%      6.05%      5.30%     -0.17%

MAIN RISKS

[Clip Art] The major factors in the fund's performance are interest rates's and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

Credit risk depends largely on the perceived financial health of bond issuers. In general, high yield bonds (also known as "junk bonds") have higher credit risks. Junk bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Stock investments may go down in value due to stock market movements or negative company or industry events.
o Stocks of small- and medium-capitalization companies can be more volatile than those of larger companies.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)           Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                     4.50%        5.00%        2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price           4.50%        none         1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                               none(2)      5.00%        1.00%


--------------------------------------------------------------------------------
Annual operating expenses                     Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                  0.52%        0.52%        0.52%
Distribution and service (12b-1) fees           0.25%        1.00%        1.00%
Other expenses                                  0.27%        0.27%        0.27%
Total fund operating expenses                   1.04%        1.79%        1.79%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                               Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                  $551       $766       $998      $1,664
Class B with redemption                  $682       $863     $1,170      $1,908
Class B without redemption               $182       $563       $970      $1,908
Class C with redemption                  $379       $658     $1,060      $2,184
Class C without redemption               $280       $658     $1,060      $2,184


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."


================================================================================
PORTFOLIO MANAGER

Arthur N. Calavritinos, CFA
Joined fund team in 1995

See page 25 for the management biographies.


FUND CODES

Class A       Ticker                JHHBX
              CUSIP                 41014P839
              Newspaper             HiYldA
              SEC number            811-3006
              JH fund number        57

Class B       Ticker                TSHYX
              CUSIP                 41014P821
              Newspaper             HiYldB
              SEC number            811-3006
              JH fund number        157

Class C       Ticker                JHYCX
              CUSIP                 41014P813
              Newspaper             HiYldC
              SEC number            811-3006
              JH fund number        557

Investment Grade Bond Fund

GOAL AND STRATEGY


[Clip Art] The fund seeks a high level of current income consistent with preservation of capital and maintenance of liquidity. In pursuing this goal, the fund normally invests at least 80% of its assets in investment-grade bonds (securities rated from AAA to BBB). These may include, but are not limited to, corporate bonds and debentures as well as U.S. government and agency securities. Although the fund may invest in bonds of any maturity, it maintains a dollar-weighted average maturity of between three and ten years.


In managing the fund's portfolio, the managers concentrate on sector allocation, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. When making sector and industry allocations, the managers try to anticipate shifts in the business cycle, using top-down analysis to determine which sectors and industries may benefit over the next 12 months.

In choosing individual securities, the managers use bottom-up research to find securities that appear comparatively undervalued. The managers look at bonds of many different issuers, potentially including U.S.-dollar-denominated securities of foreign governments and corporations.

The fund may invest in mortgage-related securities and certain other derivatives (investments whose value is based on indexes or other securities).

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund has traded securities actively in the past, and may continue to do so, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based) market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2003 return as of 6-30-03: 4.76%


Best quarter: Q3 '01, 5.07%
Worst quarter: Q1 '96, -1.35%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.


--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------
1993    1994     1995    1996    1997    1998     1999     2000    2001    2002
3.95%   1.07%   10.27%   3.32%   8.79%   8.58%   -1.06%   11.02%   7.23%   9.61%

----------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
----------------------------------------------------------------------------------------
                                                 1 year    5 year    10 year    Life of
                                                                                Class C
Class A before tax                                4.68%     6.00%      5.72%         --
Class A after tax on distributions                2.58%     3.58%      3.30%         --
Class A after tax on distributions, with sale     2.80%     3.55%      3.32%         --
Class B before tax                                3.80%     5.89%      5.61%         --
Class C before tax (began 4-1-99)                 6.70%        --         --      6.29%
---------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index             10.25%     7.55%      7.51%      7.95%

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o If interest rate movements cause the fund's mortgage-related and callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.
o Foreign securities may make the fund more sensitive to market or economic shifts in the U.S. and abroad.

Any U.S. government guarantees on portfolio securities do not apply to these securities' market value or current yield, or to fund shares.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)             Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                       4.50%       5.00%       2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price             4.50%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price,
whichever is less                                 none(2)     5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                       Class A     Class B     Class C
--------------------------------------------------------------------------------
Management fee                                    0.40%       0.40%       0.40%
Distribution and service (12b-1) fees             0.25%       1.00%       1.00%


Other expenses                                    0.38%       0.38%       0.38%
Total fund operating expenses                     1.03%       1.78%       1.78%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                               Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                  $550       $763       $993      $1,653
Class B with redemption                  $681       $860     $1,164      $1,897
Class B without redemption               $181       $560       $964      $1,897
Class C with redemption                  $378       $655     $1,055      $2,174
Class C without redemption               $279       $655     $1,055      $2,174


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Barry H. Evans, CFA
Joined fund team in 1995

Dawn M. Baillie
Joined fund team in 1998

Jeffrey N. Given, CFA
Joined fund team in 1998

See page 25 for the management biographies.


FUND CODES

Class A       Ticker                TAUSX
              CUSIP                 41014P102
              Newspaper             InvGrBdA
              SEC number            811-3006
              JH fund number        55

Class B       Ticker                TSUSX
              CUSIP                 41014P201
              Newspaper             InvGrBdB
              SEC number            811-3006
              JH fund number        155

Class C       Ticker                TCUSX
              CUSIP                 41014P789
              Newspaper             --
              SEC number            811-3006
              JH fund number        555

Strategic Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income. In pursuing this goal, the fund invests primarily in the following types of securities:

o foreign government and corporate debt securities from developed and emerging markets
o  U.S. government and agency securities
o  U.S. high yield bonds

The fund may also invest in preferred stock and other types of debt securities.

Although the fund invests in securities rated as low as CC/Ca and their unrated equivalents, it generally intends to keep its average credit quality in the investment-grade range (AAA to BBB). There is no limit on the fund's average maturity.

In managing the portfolio, the managers allocate assets among the three major sectors based on analysis of economic factors such as projected international interest rate movements, industry cycles and political trends. However, the managers may invest up to 100% of assets in any one sector.

Within each sector, the managers look for securities that are appropriate for the overall portfolio in terms of yield, credit quality, structure and industry distribution. In selecting securities, relative yields and risk/reward ratios are the primary considerations.

The fund may use certain higher-risk investments, including derivatives (investments whose value is based on indexes, securities or currencies) and restricted or illiquid securities. In addition, the fund may invest up to 10% of net assets in U.S. or foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Class A, total returns


2003 return as of 6-30-03: 12.02%


Best quarter: Q3 '97, 5.76%
Worst quarter: Q1 '94, -2.50%

After-tax returns
After-tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Indexes (reflect no fees or taxes)
Index 1: Merrill Lynch High Yield Master II Index, an unmanaged index consisting of U.S.-dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment-grade.
Index 2: Merrill Lynch AAA U.S. Treasury/Agency Master Index, an unmanaged index of fixed-rate U.S. Treasury and agency securities.
Index 3: Salomon Smith Barney World Government Bond Index, an unmanaged index consisting of approximately 650 securities issued by 18 governments in various countries.




----------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
----------------------------------------------------------------------------------
 1993     1994     1995     1996     1997    1998    1999    2000    2001    2002
13.93%   -3.02%   18.73%   11.62%   12.67%   5.41%   3.35%   1.14%   4.90%   7.30%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-02
------------------------------------------------------------------------------------------
                                      1 year    5 year    10 year    Life of      Life of
                                                                     Class B      Class C
Class A before tax                     2.42%     3.43%      6.92%         --           --
Class A after tax on distributions    -0.38%     0.28%      3.43%         --           --
Class A after tax on distributions,
with sale                              1.41%     1.13%      3.75%         --           --
Class B before tax (began 10-4-93)     1.56%     3.38%         --      6.31%           --
Class C before tax (began 5-1-98)      4.43%        --         --         --        2.89%
------------------------------------------------------------------------------------------
Index 1                               -1.89%     0.52%      6.05%      5.17%       -0.17%
Index 2                               11.30%     7.73%      7.54%      6.93%        7.83%
Index 3                               19.50%     5.82%      6.64%      5.71%        5.65%

MAIN RISKS

[Clip Art] The fund's risk profile depends on its sector allocation. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.

When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk.

A fall in worldwide demand for U.S. government securities could also lower the prices of these securities.

The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, high yield bonds (also known as "junk bonds") have higher credit risks, and their prices can fall on bad news about the economy, an industry or a company. If certain allocation strategies or certain industries or investments do not perform as the fund expects, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially unfavorable currency exchange rates, inadequate or inaccurate financial information and social or political instability. These risks are greater in emerging markets.
o If interest rate movements cause the fund's callable securities to be paid off substantially earlier or later than expected, the fund's share price or yield could be hurt.
o Stock investments may go down in value due to stock market movements or negative company or industry events.
o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price.
o  Certain derivatives could produce disproportionate losses.

================================================================================
YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)             Class A     Class B     Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                       4.50%       5.00%       2.00%
Maximum front-end sales charge (load)
on purchases as a % of purchase price             4.50%       none        1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                           none(2)     5.00%       1.00%

--------------------------------------------------------------------------------
Annual operating expenses                       Class A     Class B     Class C
--------------------------------------------------------------------------------
Management fee                                    0.37%       0.37%       0.37%
Distribution and service (12b-1) fees             0.30%       1.00%       1.00%


Other expenses                                    0.28%       0.28%       0.28%
Total fund operating expenses                     0.95%       1.65%       1.65%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses                               Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                  $543       $739       $952      $1,564
Class B with redemption                  $668       $820     $1,097      $1,768
Class B without redemption               $168       $520       $897      $1,768
Class C with redemption                  $365       $615       $988      $2,035
Class C without redemption               $266       $615       $988      $2,035


(1) A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
PORTFOLIO MANAGERS

Frederick L. Cavanaugh, Jr.
Joined fund team in 1986

Daniel S. Janis, III
Joined fund team in 1999

See page 25 for the management biographies.


FUND CODES

Class A       Ticker                JHFIX
              CUSIP                 410227102
              Newspaper             StrIncA
              SEC number            811-4651
              JH fund number        91

Class B       Ticker                STIBX
              CUSIP                 410227300
              Newspaper             StrIncB
              SEC number            811-4651
              JH fund number        191

Class C       Ticker                JSTCX
              CUSIP                 410227888
              Newspaper             StrIncC
              SEC number            811-4651
              JH fund number        591

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o  A front-end sales charge, as described at right.
o Distribution and service (12b-1) fees of 0.25% (0.30% for Bond, High Income and Strategic Income).

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o  No front-end sales charge; all your money goes to work for you right away.
o  Distribution and service (12b-1) fees of 1.00%.
o  A deferred sales charge, as described on following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o  A front-end sales charge, as described at right.
o  Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker/dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                        As a % of              As a % of your
Your investment                         offering price         investment
Up to $99,999                           4.50%                  4.71%
$100,000 - $249,999                     3.75%                  3.90%
$250,000 - $499,999                     2.75%                  2.83%
$500,000 - $999,999                     2.00%                  2.04%
$1,000,000 and over                     See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------
                                        As a % of              As a % of your
Your investment                         offering price         investment
Up to $1,000,000                        1.00%                  1.01%
$1,000,000 and over                     none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                               CDSC on shares
Your investment                                                being sold
First $1M - $4,999,999                                         1.00%
Next $1 - $5M above that                                       0.50%
Next $1 or more above that                                     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


16 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                                               CDSC on
Years after                                                    fund shares
purchase                                                       being sold
1st year                                                       5.00%
2nd year                                                       4.00%
3rd year                                                       3.00%
4th year                                                       3.00%
5th year                                                       2.00%
6th year                                                       1.00%
After 6th year                                                 none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                           CDSC
1st year                                                       1.00%
After 1st year                                                 none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

                                                                 YOUR ACCOUNT 17

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan into a John Hancock fund
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
   o  non-retirement account: $1,000
   o  retirement account: $250
   o  group investments: $250
   o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
   o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening a trust, corporate or power of attorney account. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.

18 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
             Opening an account                 Adding to an account
By check

[Clip Art]   o Make out a check for the         o Make out a check for the
               investment amount, payable to      investment amount payable to
               "John Hancock Signature            "John Hancock Signature
               Services, Inc."                    Services, Inc."
             o Deliver the check and your       o Fill out the detachable
               completed application to your      investment slip from an
               financial representative, or       account statement. If no slip
               mail them to Signature             is available, include a note
               Services (address below).          specifying the fund name,
                                                  your share class, your account
                                                  number and the name(s) in
                                                  which the account is
                                                  registered.
                                                o Deliver the check and your
                                                  investment slip or note to
                                                  your financial representative,
                                                  or mail them to Signature
                                                  Services (address below).

By exchange

[Clip Art]   o Call your financial              o Log on to www.jhfunds.com to
               representative or Signature        process exchanges between
               Services to request an             funds.
               exchange.                        o Call EASI-Line for automated
                                                  service 24 hours a day
                                                  using your touch-tone phone
                                                  at 1-800-338-8080.
                                                o Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.


By wire

[Clip Art]   o Deliver your completed           o Instruct your bank to wire the
               application to your financial      amount of your investment to:
               representative, or mail it          First Signature Bank & Trust
               to Signature Services.              Account # 900000260
             o Obtain your account number          Routing # 211475000
               by calling your financial        Specify the fund name, your
               representative or Signature      share class, your account num-
               Services.                        ber and the name(s) in
             o Instruct your bank to wire       which the account is registered.
               the amount of your               Your bank may charge a fee to
               investment to:                   wire funds.
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000
             Specify the fund name, your choice
             of share class, the new account
             number and the name(s) in which
             the account is registered. Your
             bank may charge a fee to wire funds.

By Internet

[Clip Art]   See "By exchange" and "By wire."   o Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.
                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.
                                                o Log on to www.jhfunds.com to
                                                  initiate purchases using
                                                  your authorized bank account.

By phone

[Clip Art]   See "By exchange" and "By wire."   o Verify that your bank or
                                                  credit union is a member of
                                                  the Automated Clearing House
                                                  (ACH) system.
                                                o Complete the "Bank
                                                  Information" section on your
                                                  account application.
                                                o Call EASI-Line for automated
                                                  service 24 hours a day using
                                                  your touch-tone phone at
                                                  1-800-338-8080.
                                                o Call your financial
                                                  representative or Signature
                                                  Services between 8 A.M. and
                                                  4 P.M. Eastern Time on most
                                                  business days.
                                                To open or add to an account
                                                using the Monthly Automatic
                                                Accumulation Program, see
                                                "Additional investor services."

------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
             Designed for                     To sell some or all of your shares
By letter

[Clip Art]   o Accounts of any type.          o Write a letter of instruction or
             o Sales of any amount.             complete a stock power
                                                indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which the
                                                account is registered and the
                                                dollar value or number of shares
                                                you wish to sell.
                                              o Include all signatures and any
                                                additional documents that may be
                                                required (see next page).
                                              o Mail the materials to Signature
                                                Services.
                                              o A check will be mailed to the
                                                name(s) and address in which the
                                                account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By Internet

[Clip Art]   o Most accounts.                 o Log on to www.jhfunds.com to
             o Sales of up to $100,000.         initiate redemptions from your
                                                funds.

By phone

[Clip Art]   o Most accounts.                 o Call EASI-Line for automated
             o Sales of up to $100,000.         service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.
                                              o Call your financial
                                                representative or Signature
                                                Services between 8 A.M. and 4
                                                P.M. Eastern Time on most
                                                business days.

By wire or electronic funds transfer (EFT)

[Clip Art]   o Requests by letter to sell     o To verify that the Internet or
               any amount.                      telephone redemption privi-
             o Requests by Internet or          lege is in place on an account,
               phone to sell up to              or to request the form to
               $100,000.                        add it to an existing account,
                                                call Signature Services.
                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.
                                              o Amounts of less than $1,000 may
                                                be sent by EFT or by check.
                                                Funds from EFT transactions are
                                                generally available by the
                                                second business day. Your bank
                                                may charge a fee for this
                                                service.

By exchange

[Clip Art]   o Accounts of any type.          o Obtain a current prospectus for
             o Sales of any amount.             the fund into which you are
                                                exchanging by Internet or by
                                                calling your financial rep-
                                                resentative or Signature
                                                Services.
                                              o Log on to www.jhfunds.com to
                                                process exchanges between your
                                                funds.
                                              o Call EASI-Line for automated
                                                service 24 hours a day using
                                                your touch-tone phone at
                                                1-800-338-8080.
                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

By check

[Clip Art]   o Government Income,             o Request checkwriting on your
               Investment Grade Bond and        account application.
               Strategic Income only.         o Verify that the shares to be
             o Any account with                 sold were purchased more than
               checkwriting privileges.         10 days earlier or were
             o Sales of over $100.              purchased by wire.
                                              o Write a check for any amount
                                                over $100.

20 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days
o    you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]
Owners of individual, joint, or         o Letter of instruction.
UGMA/UTMA accounts (custodial           o On the letter, the signatures of all
accounts for minors).                     persons authorized to sign for the
                                          account, exactly as the account is
                                          registered.
                                        o Signature guarantee if applicable (see
                                          above).

Owners of corporate, sole               o Letter of instruction.
proprietorship, general partner or      o Corporate business/organization
association accounts.                     resolution, certified within the past
                                          12 months, or a John Hancock Funds
                                          business/organization certification
                                          form.
                                        o On the letter and the resolution, the
                                          signature of the person(s) authorized
                                          to sign for the account.
                                        o Signature guarantee if applicable (see
                                          above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of the
                                          trustee(s).
                                        o Copy of the trust document certified
                                          within the past 12 months or a John
                                          Hancock Funds trust certification
                                          form.
                                        o Signature guarantee if applicable (see
                                          above).

Joint tenancy shareholders with         o Letter of instruction signed by
rights of survivorship whose co-          surviving tenant.
tenants are deceased.                   o Copy of death certificate.
                                        o Signature guarantee if applicable (see
                                          above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor,
                                          certified within the past 12 months.
                                        o Signature guarantee if applicable (see
                                          above).

Administrators, conservators,           o Call 1-800-225-5291 for instructions.
guardians and other sellers or
account types not listed above.

-------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000                   To sell shares through a systematic
                                        withdrawal plan, see "Additional
Phone Number: 1-800-225-5291            investor services."

Or contact your financial representative
for instructions and assistance.
-------------------------------------

                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. The funds may trade foreign bonds or other portfolio securities on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


The fund does not permit market timing or other excessive trading practices which may disrupt portfolio management strategies and increase fund expenses. To protect the interests of other investors in the fund, a fund may cancel the exchange privileges (or reject any exchange or purchase orders) of any parties who, in the opinion of the fund, are engaging in market timing. For these purposes, a fund may consider an investor's trading history in that fund or other John Hancock funds, and accounts under common ownership or control. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

22 YOUR ACCOUNT

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

                                                                 YOUR ACCOUNT 23

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Government Income, High Income, High Yield Bond and Investment Grade Bond funds have the power to change these funds' respective investment goals without shareholder approval.

The trustees of Bond, Government Income, High Income, High Yield Bond and Investment Grade Bond Funds have the power to change the focus of each fund's 80% investment policy without shareholder approval. A fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Management fees The management fees paid to the investment adviser by the John Hancock income funds last fiscal year are as follows:


--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
Bond                                                                      0.50%
Government Income                                                         0.50%*
High Income                                                               0.23%*
High Yield Bond                                                           0.52%
Investment Grade Bond                                                     0.40%
Strategic Income                                                          0.37%


*After expense reimbursement.

                                 --------------
                                  Shareholders
                                 --------------

                 ----------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                 ----------------------------------------------

  Distribution and
shareholder services

                  ---------------------------------------------
                              Principal distributor

                             John Hancock Funds, LLC

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
                  ---------------------------------------------

              ---------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
              ---------------------------------------------------

                       ---------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                       ---------------------------------

                    ---------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                               New York, NY 10286

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                    ---------------------------------------

                                                                         Asset
                                                                      management

                        --------------------------------
                                    Trustees

                         Oversee the funds' activities.
                        --------------------------------


24 FUND DETAILS

--------------------------------------------------------------------------------
MANAGEMENT BIOGRAPHIES

Below is an alphabetical list of the portfolio managers for the John Hancock income funds. It is a brief summary of their business careers over the past five years.

Dawn M. Baillie
----------------------------------------
Second vice president
Joined John Hancock Advisers in 1985
Began business career in 1985

Arthur N. Calavritinos, CFA
----------------------------------------
Vice president
Joined John Hancock Advisers in 1988
Began business career in 1986

Frederick L. Cavanaugh, Jr.
----------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1975

Barry H. Evans, CFA
----------------------------------------
Senior vice president
Joined John Hancock Advisers in 1986
Began business career in 1986

Jeffrey N. Given, CFA
----------------------------------------
Joined John Hancock Advisers in 1993
Began business career in 1993

Howard C. Greene, CFA
----------------------------------------
Senior vice president
Joined John Hancock Advisers in 2002
Vice president at Sun Life Financial
  Services Company of Canada (1987-2002)
Began business career in 1979

Daniel S. Janis, III
----------------------------------------
Vice president
Joined John Hancock Advisers in 1999
Senior risk manager at BankBoston
  (1997-1998)
Began business career in 1984

Benjamin A. Matthews
----------------------------------------
Vice president
Joined John Hancock Advisers in 1995
Began business career in 1970


                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Bond Fund
Figures for the year ended 5-31-03 were audited by PricewaterhouseCoopers, LLP.

CLASS A SHARES PERIOD ENDED:                                        5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.25        $14.76        $13.93        $14.69        $14.71
Net investment income(3)                                               0.97          0.96          0.92          0.82          0.72
Net realized and unrealized gain (loss) on investments                (0.49)        (0.83)         0.76          0.06          1.02
Total from investment operations                                       0.48          0.13          1.68          0.88          1.74
Less distributions
From net investment income                                            (0.97)        (0.96)        (0.92)        (0.86)        (0.76)
Net asset value, end of period                                       $14.76        $13.93        $14.69        $14.71        $15.69
Total return(4)(%)                                                     3.11          0.97         12.38          6.10         12.26
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $1,279        $1,098        $1,140        $1,144        $1,192
Ratio of expenses to average net assets (%)                            1.07          1.11          1.12          1.11          1.12
Ratio of net investment income to average net assets (%)               6.35          6.69          6.38          5.51          4.84
Portfolio turnover (%)                                                  228           162           235           189           273

CLASS B SHARES PERIOD ENDED:                                        5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.25        $14.76        $13.93        $14.69        $14.71
Net investment income(3)                                               0.86          0.86          0.83          0.72          0.62
Net realized and unrealized gain (loss) on investments                (0.49)        (0.83)         0.76          0.06          1.02
Total from investment operations                                       0.37          0.03          1.59          0.78          1.64
Less distributions
From net investment income                                            (0.86)        (0.86)        (0.83)        (0.76)        (0.66)
Net asset value, end of period                                       $14.76        $13.93        $14.69        $14.71        $15.69
Total return(4)(%)                                                     2.39          0.27         11.64          5.37         11.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $239          $197          $218          $236          $233
Ratio of expenses to average net assets (%)                            1.77          1.81          1.78          1.81          1.82
Ratio of net investment income to average net assets (%)               5.65          6.00          5.71          4.81          4.15
Portfolio turnover (%)                                                  228           162           235           189           273

CLASS C SHARES PERIOD ENDED:                                        5-31-99(1,5)  5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $15.61        $14.76        $13.93        $14.69        $14.71
Net investment income(3)                                               0.55          0.85          0.82          0.72          0.62
Net realized and unrealized gain (loss) on investments                (0.85)        (0.83)         0.76          0.06          1.02
Total from investment operations                                      (0.30)         0.02          1.58          0.78          1.64
Less distributions
From net investment income                                            (0.55)        (0.85)        (0.82)        (0.76)        (0.66)
Net asset value, end of period                                       $14.76        $13.93        $14.69        $14.71        $15.69
Total return(4)(%)                                                     1.95(6)       0.28         11.60          5.36         11.48
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $21           $24           $26           $44           $45
Ratio of expenses to average net assets (%)                            1.77(7)       1.80          1.82          1.81          1.82
Ratio of net investment income to average net assets (%)               5.65(7)       6.01          5.66          4.81          4.15
Portfolio turnover (%)                                                  228           162           235           189           273

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 5.81%, 5.11% and 5.09% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Class C shares began operations on 10-1-98.
(6)  Not annualized.
(7)  Annualized.

26 FUND DETAILS

Government Income Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                        5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.25         $9.02         $8.58         $9.06         $9.21
Net investment income(3)                                               0.57          0.55          0.55          0.47          0.36
Net realized and unrealized gain (loss) on investments                (0.23)        (0.44)         0.48          0.19          0.65
Total from investment operations                                       0.34          0.11          1.03          0.66          1.01
Less distributions
From net investment income                                            (0.57)        (0.55)        (0.55)        (0.51)        (0.40)
Net asset value, end of period                                        $9.02         $8.58         $9.06         $9.21         $9.82
Total return(4,5)(%)                                                   3.64          1.38         12.26          7.37         11.12
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $585          $505          $521          $532          $565
Ratio of expenses to average net assets (%)                            1.05          1.05          1.02          1.04          1.04
Ratio of adjusted expenses to average net assets(6)(%)                 1.10          1.18          1.15          1.17          1.17
Ratio of net investment income to average net assets (%)               6.08          6.31          6.13          5.04          3.76
Portfolio turnover (%)                                                  161(7)        106            68           110           400

CLASS B SHARES PERIOD ENDED:                                        5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.25         $9.02         $8.58         $9.06         $9.21
Net investment income(3)                                               0.50          0.49          0.48          0.40          0.28
Net realized and unrealized gain (loss) on investments                (0.23)        (0.44)         0.48          0.19          0.65
Total from investment operations                                       0.27          0.05          0.96          0.59          0.93
Less distributions
From net investment income                                            (0.50)        (0.49)        (0.48)        (0.44)        (0.32)
Net asset value, end of period                                        $9.02         $8.58         $9.06         $9.21         $9.82
Total return(4,5)(%)                                                   2.92          0.64         11.44          6.57         10.30
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $197          $113           $93           $86          $128
Ratio of expenses to average net assets (%)                            1.74          1.78          1.75          1.79          1.79
Ratio of adjusted expenses to average net assets(6)(%)                 1.79          1.91          1.88          1.92          1.92
Ratio of net investment income to average net assets(6) (%)            5.39          5.58          5.41          4.29          2.97
Portfolio turnover (%)                                                  161(7)        106            68           110           400

CLASS C SHARES PERIOD ENDED:                                        5-31-99(1,8)  5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.15         $9.02         $8.58         $9.06         $9.21
Net investment income(3)                                               0.07          0.49          0.48          0.40          0.27
Net realized and unrealized gain (loss) on investments                (0.13)        (0.44)         0.48          0.19          0.66
Total from investment operations                                      (0.06)         0.05          0.96          0.59          0.93
Less distributions
From net investment income                                            (0.07)        (0.49)        (0.48)        (0.44)        (0.32)
Net asset value, end of period                                        $9.02         $8.58         $9.06         $9.21         $9.82
Total return(4,5)(%)                                                  (0.65)(9)      0.61         11.42          6.57         10.30
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(10)        --(10)        $2            $7           $26
Ratio of expenses to average net assets (%)                            1.80(11)      1.80          1.77          1.79          1.79
Ratio of adjusted expenses to average net assets(6)(%)                 1.85(11)      1.93          1.90          1.92          1.92
Ratio of net investment income to average net assets (%)               5.33(11)      5.56          5.30          4.29          2.86
Portfolio turnover (%)                                                  161(7)        106            68           110           400

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.04, increase net realized and unrealized gains per share by $0.04, and, had the Fund not made these changes to amortization, the ratio of net investment income to average net assets would have been 5.49%, 4.74% and 4.74% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(6)  Does not take into consideration expense reductions during the periods shown.
(7)  Excludes merger activity.
(8)  Class C shares began operations on 4-1-99.
(9)  Not annualized.
(10) Less than $500,000.
(11) Annualized.
--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period ended May 31, 1999, and the years ended May 31, 2000, 2001, 2002 and 2003 would have been 3.59%, 1.25%,
12.13%, 7.24% and 10.99% for Class A, 2.87%, 0.51%, 11.31%, 6.44% and 10.17% for
Class B and (0.66%), 0.48%, 11.29%, 6.44% and 10.17% for Class C, respectively.


                                                                 FUND DETAILS 27

High Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                        5-31-01(1)    5-31-02       5-31-03
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00         $9.94         $9.62
Net investment income(2)                                               0.15          0.81          0.69
Net realized and unrealized gain (loss) on investments                (0.07)        (0.27)         0.28
Total from investment operations                                       0.08          0.54          0.97
Less distributions
From net investment income                                            (0.14)        (0.86)        (0.75)
Net asset value, end of period                                        $9.94         $9.62         $9.84
Total return(3,4)(%)                                                   0.89(5)       5.63         10.88
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $10           $12           $16
Ratio of expenses to average net assets (%)                            1.25(6)       1.24          1.31
Ratio of adjusted expenses to average net assets(7)(%)                 2.42(6)       2.77          1.73
Ratio of net investment income to average net assets (%)               5.93(6)       8.24          7.36
Portfolio turnover (%)                                                   13           113            97

CLASS B SHARES PERIOD ENDED:                                        5-31-01(1)    5-31-02       5-31-03
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00         $9.94         $9.62
Net investment income(2)                                               0.13          0.75          0.61
Net realized and unrealized gain (loss) investments                   (0.06)        (0.27)         0.30
Total from investment operations                                       0.07          0.48          0.91
Less distributions
From net investment income                                            (0.13)        (0.80)        (0.69)
Net asset value, end of period                                        $9.94         $9.62         $9.84
Total return(3,4)(%)                                                   0.71(5)       4.99         10.11
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(8)         $3           $10
Ratio of expenses to average net assets (%)                            1.95(6)       1.90          2.01
Ratio of adjusted expenses to average net assets(7)(%)                 3.12(6)       3.43          2.43
Ratio of net investment income to average net assets (%)               5.22(6)       7.58          6.53
Portfolio turnover (%)                                                   13           113            97

CLASS C SHARES PERIOD ENDED:                                        5-31-01(1)    5-31-02       5-31-03
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $10.00         $9.94         $9.62
Net investment income(2)                                               0.13          0.75          0.61
Net realized and unrealized gain (loss) on investments                (0.06)        (0.27)         0.30
Total from investment operations                                       0.07          0.48          0.91
Less distributions
From net investment income                                            (0.13)        (0.80)        (0.69)
Net asset value, end of period                                        $9.94         $9.62         $9.84
Total return(3,4)(%)                                                   0.71(5)       4.99         10.11
-------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(8)         $2            $3
Ratio of expenses to average net assets (%)                            1.95(6)       1.90          2.01
Ratio of adjusted expenses to average net assets(7)(%)                 3.12(6)       3.43          2.43
Ratio of net investment income to average net assets (%)               5.22(6)       7.58          6.55
Portfolio turnover (%)                                                   13           113            97

(1)  Class A, Class B and Class C shares began operations on 3-1-01.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)  Not annualized.
(6)  Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8)  Less than $500,000.

--------------------------------------------------------------------------------
The following returns are not audited and are not part of the audited financial highlights presented above:
Without the expense reductions, returns for the period ended May 31, 2001 and the years ended May 31, 2002 and 2003, would have been 0.60%, 4.10% and 10.46% for Class A, 0.42%, 3.46% and 9.69% for Class B, 0.42%, 3.46% and 9.69% for
Class C, respectively.

28 FUND DETAILS

High Yield Bond Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                     5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $8.26         $6.57         $5.87         $5.11         $4.72
Net investment income(3)                                            0.75          0.72          0.65          0.47          0.45
Net realized and unrealized gain (loss) on investments             (1.59)        (0.70)        (0.76)        (0.32)        (0.01)
Total from investment operations                                   (0.84)         0.02         (0.11)         0.15          0.44
Less distributions
From net investment income                                         (0.75)        (0.72)        (0.65)        (0.54)        (0.47)
From net realized gain                                             (0.10)           --            --            --           --
                                                                   (0.85)        (0.72)        (0.65)        (0.54)        (0.47)
Net asset value, end of period                                     $6.57         $5.87         $5.11         $4.72         $4.69
Total return(4)(%)                                                 (9.85)         0.15         (1.82)         3.59         11.05
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $285          $238          $228          $254          $297
Ratio of expenses to average net assets (%)                         0.98          0.99          0.99          1.02          1.04
Ratio of net investment income to average net assets (%)           10.94         11.36         10.87          9.85         10.54
Portfolio turnover (%)                                                56            49            57            69            49

CLASS B SHARES PERIOD ENDED:                                     5-31-99(1)    5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $8.26         $6.57         $5.87         $5.11         $4.72
Net investment income(3)                                            0.70          0.67          0.61          0.43          0.42
Net realized and unrealized gain (loss) on investments             (1.59)        (0.70)        (0.76)        (0.32)        (0.01)
Total from investment operations                                   (0.89)        (0.03)        (0.15)         0.11          0.41
Less distributions
From net investment income                                         (0.70)        (0.67)        (0.61)        (0.50)        (0.44)
From net realized gain                                             (0.10)           --            --            --            --
                                                                   (0.80)        (0.67)        (0.61)        (0.50)        (0.44)
Net asset value, end of period                                     $6.57         $5.87         $5.11         $4.72         $4.69
Total return(4)(%)                                                (10.54)        (0.61)        (2.51)         2.81         10.23
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                             $835          $691          $571          $515          $512
Ratio of expenses to average net assets (%)                         1.73          1.74          1.68          1.77          1.79
Ratio of net investment income to average net assets (%)           10.20         10.61         10.87          9.10          9.92
Portfolio turnover (%)                                                56            49            57            69            49

CLASS C SHARES PERIOD ENDED:                                      5-31-99(1)   5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $8.26         $6.57         $5.87         $5.11         $4.72
Net investment income(3)                                            0.70          0.67          0.61          0.43          0.41
Net realized and unrealized loss on investments                    (1.59)        (0.70)        (0.76)        (0.32)           --(5)
Total from investment operations                                   (0.89)        (0.03)        (0.15)         0.11          0.41
Less distributions
From net investment income                                         (0.70)        (0.67)        (0.61)        (0.50)        (0.44)
From net realized gain                                             (0.10)           --            --            --            --
                                                                   (0.80)        (0.67)        (0.61)        (0.50)        (0.44)
Net asset value, end of period                                     $6.57         $5.87         $5.11         $4.72         $4.69
Total return(4)(%)                                                (10.54)        (0.61)        (2.57)         2.81         10.23
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $29           $27           $40           $61          $108
Ratio of expenses to average net assets (%)                         1.73          1.74          1.74          1.77          1.79
Ratio of net investment income to average net assets (%)           10.20         10.61         10.87          9.10          9.72
Portfolio turnover (%)                                                56            49            57            69            49

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 10.16%, 9.41% and 9.41% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Less than $0.01 per share.


                                                                 FUND DETAILS 29

Investment Grade Bond Fund

Figures audited by Deloitte & Touche LLP.

CLASS A SHARES PERIOD ENDED:                                         5-31-99(1)   5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.72         $9.55         $9.18         $9.64         $9.78
Net investment income(3)                                               0.59          0.57          0.60          0.48          0.43
Net realized and unrealized gain (loss) on investments                (0.17)        (0.37)         0.46          0.19          0.75
Total from investment operations                                       0.42          0.20          1.06          0.67          1.18
Less distributions
From net investment income                                            (0.59)        (0.57)        (0.60)        (0.53)        (0.49)
Net asset value, end of period                                        $9.55         $9.18         $9.64         $9.78        $10.47
Total return(4)(%)                                                     4.33          2.22         11.83          6.97         12.35
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $169          $138          $145          $159          $176
Ratio of expenses to average net assets (%)                            1.03          1.07          1.05          1.02          1.03
Ratio of net investment income to average net assets (%)               6.03          6.08          6.30          4.93          4.30
Portfolio turnover (%)                                                  267           300           328           573           693

CLASS B SHARES PERIOD ENDED:                                         5-31-99(1)   5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.72         $9.55         $9.18         $9.64         $9.78
Net investment income(3)                                               0.52          0.50          0.53          0.41          0.36
Net realized and unrealized gain (loss) on investments                (0.17)        (0.37)         0.46          0.19          0.74
Total from investment operations                                       0.35          0.13          0.99          0.60          1.10
Less distributions
From net investment income                                            (0.52)        (0.50)        (0.53)        (0.46)        (0.41)
Net asset value, end of period                                        $9.55         $9.18         $9.64         $9.78        $10.47
Total return(4)(%)                                                     3.57          1.46         11.03          6.18         11.52
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $44           $27           $28           $35           $55
Ratio of expenses to average net assets (%)                            1.77          1.81          1.77          1.77          1.78
Ratio of net investment income to average net assets (%)               5.30          5.34          5.59          4.18          3.54
Portfolio turnover (%)                                                  267           300           328           573           693

CLASS C SHARES PERIOD ENDED:                                         5-31-99(1,5) 5-31-00(1)    5-31-01(1)    5-31-02(1,2)   5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $9.66         $9.55         $9.18         $9.64         $9.78
Net investment income(3)                                               0.07          0.50          0.53          0.40          0.35
Net realized and unrealized gain (loss) on investments                (0.11)        (0.37)         0.46          0.19          0.75
Total from investment operations                                      (0.04)         0.13          0.99          0.59          1.10
Less distributions
From net investment income                                            (0.07)        (0.50)        (0.53)        (0.45)        (0.41)
Net asset value, end of period                                        $9.55         $9.18         $9.64         $9.78        $10.47
Total return(4)(%)                                                    (0.38)(6)      1.44         11.00          6.17         11.52
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                  --(7)         --(7)         $2            $7           $12
Ratio of expenses to average net assets (%)                            1.77(8)       1.82          1.80          1.77          1.78
Ratio of net investment income to average net assets (%)               5.30(8)       5.33          5.42          4.18          3.48
Portfolio turnover (%)                                                  267           300           328           573           693

(1)  Audited by previous auditor.
(2) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.05, increase net realized and unrealized gains per share by $0.05 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 5.42%, 4.67% and 4.67% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(3)  Based on the average of the shares outstanding.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Class C shares began operations on 4-1-99.
(6)  Not annualized.
(7)  Less than $500,000.
(8)  Annualized.


30 FUND DETAILS

Strategic Income Fund

Figures audited by PricewaterhouseCoopers LLP.

CLASS A SHARES PERIOD ENDED:                                         5-31-99      5-31-00       5-31-01       5-31-02(1)     5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $7.84         $7.46         $6.97         $6.61         $6.49
Net investment income(2)                                               0.59          0.59          0.57          0.46          0.38
Net realized and unrealized gain (loss) on investments                (0.38)        (0.49)        (0.36)        (0.07)         0.65
Total from investment operations                                       0.21          0.10          0.21          0.39          1.03
Less distributions
From net investment income                                            (0.59)        (0.59)        (0.56)        (0.46)        (0.44)
From capital paid in                                                     --            --         (0.01)        (0.05)           --
                                                                      (0.59)        (0.59)        (0.57)        (0.51)        (0.44)
Net asset value, end of period                                        $7.46         $6.97         $6.61         $6.49         $7.08
Total return(3)(%)                                                     2.77          1.37          3.15          6.22         16.50
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $541          $511          $512          $508          $595
Ratio of expenses to average net assets (%)                            0.89          0.91          0.93          0.93          0.95
Ratio of net investment income to average net assets (%)               7.71          8.09          8.40          7.06          5.82
Portfolio turnover (%)                                                   55(4)         36(4)         48            69            71

CLASS B SHARES PERIOD ENDED:                                         5-31-99      5-31-00       5-31-01       5-31-02(1)     5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $7.84         $7.46         $6.97         $6.61         $6.49
Net investment income(2)                                               0.53          0.54          0.52          0.42          0.34
Net realized and unrealized gain (loss) on investments                (0.38)        (0.49)        (0.35)        (0.08)         0.64
Total from investment operations                                       0.15          0.05          0.17          0.34          0.98
Less distributions
From net investment income                                            (0.53)        (0.54)        (0.52)        (0.42)        (0.39)
From capital paid in                                                     --            --         (0.01)        (0.04)           --
                                                                      (0.53)        (0.54)        (0.53)        (0.46)        (0.39)
Net asset value, end of period                                        $7.46         $6.97         $6.61         $6.49         $7.08
Total return(3)(%)                                                     2.06          0.65          2.44          5.49         15.69
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                $619          $564          $555          $556          $613
Ratio of expenses to average net assets (%)                            1.59          1.61          1.63          1.63          1.65
Ratio of net investment income to average net assets (%)               7.01          7.39          7.69          6.36          5.13
Portfolio turnover (%)                                                   55(4)         36(4)         48            69            71


CLASS C SHARES PERIOD ENDED:                                         5-31-99      5-31-00       5-31-01       5-31-02(1)     5-31-03
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $7.84         $7.46         $6.97         $6.61         $6.49
Net investment income(2)                                               0.53          0.53          0.52          0.42          0.33
Net realized and unrealized gain (loss) on investments                (0.38)        (0.49)        (0.35)        (0.08)         0.65
Total from investment operations                                       0.15          0.04          0.17          0.34          0.98
Less distributions
From net investment income                                            (0.53)        (0.53)        (0.52)        (0.42)        (0.39)
From capital paid in                                                     --            --         (0.01)        (0.04)           --
                                                                      (0.53)        (0.53)        (0.53)        (0.46)        (0.39)
Net asset value, end of period                                        $7.46         $6.97         $6.61         $6.49         $7.08
Total return(3)(%)                                                     2.04          0.65          2.43          5.49         15.69
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                 $22           $36           $69          $121          $256
Ratio of expenses to average net assets (%)                            1.59          1.61          1.63          1.64          1.65
Ratio of net investment income to average net assets (%)               7.01          7.39          7.65          6.35          4.99
Portfolio turnover (%)                                                   55(4)         36(4)         48            69            71

(1) As required, effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended May 31, 2002, was to decrease net investment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.59%, 6.89% and 6.88% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for periods prior to June 1, 2001, have not been restated to reflect this change in presentation.
(2)  Based on the average of the shares outstanding.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Excludes merger activity.



                                                                 FUND DETAILS 31

For more information

Two documents are available that offer further information on John Hancock income funds:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov


(C)2003 JOHN HANCOCK FUNDS, LLC        INCPN   10/03


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